FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-21439

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Rutland Square Trust

Fund Name: PAS Small Cap Fund of Funds

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

ERIC D. ROITER, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: FEBRUARY 28

DATE OF REPORTING PERIOD: 06/30/2006

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Rutland Square Trust

BY:  /s/ CHRISTINE REYNOLDS*
CHRISTINE REYNOLDS, PRESIDENT AND TREASURER
DATE: 08/15/2006 02:26:58 PM

*BY:  /s/ CLAIRE S. WALPOLE
CLAIRE S. WALPOLE, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JULY 31, 2006 AND FILED HEREWITH.

EXHIBIT A

VOTE SUMMARY REPORT
PAS Small Cap Fund of Funds
07/01/2005 - 06/30/2006

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

ISSUER NAME: CRM SMALL CAP VALUE FUND MEETING DATE: 09/23/2005
TICKER: CRMSX SECURITY ID: 92934R793
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	APPROVAL OF THE PLAN OF REORGANIZATION OF THE CRM SMALL CAP VALUE FUND INTO A SERIES OF THE CRM MUTUAL FUND TRUST WITH AN IDENTICAL NAME.	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: HENNESSY CORNERSTONE GROWTH FUND MEETING DATE: 09/09/2005
TICKER: HFCGX SECURITY ID: 425888104
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT.	Management	For	None
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: LAUDUS ROSENBERG US DISCOVERY FUND MEETING DATE: 06/28/2006
TICKER: RDIVX SECURITY ID: 51855Q838
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	ELECT RODMAN L. DRAKE* AS A DIRECTOR	Management	For	Proportional
1.2	ELECT MORRILL MELTON HALL JR* AS A DIRECTOR	Management	For	Proportional
1.3	ELECT ROGER M. LYNCH* AS A DIRECTOR	Management	For	Proportional
1.4	ELECT JONATHAN PIEL* AS A DIRECTOR	Management	For	Proportional
1.5	ELECT JOHN D. COLLINS* AS A DIRECTOR	Management	For	Proportional
1.6	ELECT MARIANN BYERWALTER* AS A DIRECTOR	Management	For	Proportional
1.7	ELECT WILLIAM A. HASLER* AS A DIRECTOR	Management	For	Proportional
1.8	ELECT NILS H. HAKANSSON* AS A DIRECTOR	Management	For	Proportional
1.9	ELECT JAMES L. BAILEY** AS A DIRECTOR	Management	For	Proportional
1.10	ELECT RANDALL W. MERK** AS A DIRECTOR	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: OM COPPER ROCK EMERGING GROWTH FUND MEETING DATE: 06/16/2006
TICKER: OMARX SECURITY ID: 680029840
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	TO APPROVE A NEW INVESTMENT SUB-ADVISORY AGREEMENT WITH COPPER ROCK CAPITAL PARTNERS, LLC.	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: RS EMERGING GROWTH FUND MEETING DATE: 12/06/2005
TICKER: RSEGX SECURITY ID: 74972H101
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	ELECT LEONARD B. AUERBACH AS A DIRECTOR	Management	For	Proportional
1.2	ELECT JEROME S. CONTRO AS A DIRECTOR	Management	For	Proportional
1.3	ELECT JOHN W. GLYNN, JR. AS A DIRECTOR	Management	For	Proportional
1.4	ELECT MICHAEL G. MCCAFFERY AS A DIRECTOR	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: RS PARTNERS FUND MEETING DATE: 12/06/2005
TICKER: RSPFX SECURITY ID: 74972H408
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	ELECT LEONARD B. AUERBACH AS A DIRECTOR	Management	For	Proportional
1.2	ELECT JEROME S. CONTRO AS A DIRECTOR	Management	For	Proportional
1.3	ELECT JOHN W. GLYNN, JR. AS A DIRECTOR	Management	For	Proportional
1.4	ELECT MICHAEL G. MCCAFFERY AS A DIRECTOR	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

POWER OF ATTORNEY

I, the undersigned Treasurer of the following investment companies:

Colchester Street Trust

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Advisor Series VIII

Fidelity California Municipal Trust

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Charles Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Financial Trust

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity School Street Trust

Fidelity Union Street Trust

Fidelity Union Street Trust II

Newbury Street Trust

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Nicholas Steck and Claire Walpole my true and lawful attorneys-in-fact, each of them singly, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacities, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 2006.

WITNESS my hand on this 31st of July 2006.

/s/ Christine Reynolds

Christine Reynolds

Treasurer